Risk Management - Summary of Credit Quality and Carrying Value of Commercial Mortgages and Private Placements (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	$ 31,099	$ 29,513
Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	8,798	8,621
Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	8,734	8,669
Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	6,996	5,799
Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	3,559	2,960
Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	3,012	3,464
Agricultural mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	361	310
Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	42,842	40,756
Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	74,302	70,579
AAA [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	985	1,052
AAA [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	113	110
AAA [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	56	66
AAA [Member] | Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	557	613
AAA [Member] | Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	47	25
AAA [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	212	238
AAA [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	976	1,061
AAA [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,961	2,113
AA [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	5,851	5,597
AA [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,340	1,339
AA [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,256	1,297
AA [Member] | Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,869	1,675
AA [Member] | Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	376	320
AA [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,010	966
AA [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	5,720	4,829
AA [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	11,571	10,426
A [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	18,549	16,872
A [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	5,179	4,761
A [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	6,004	5,948
A [Member] | Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	3,771	2,896
A [Member] | Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	2,808	2,353
A [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	787	914
A [Member] | Agricultural mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	119	127
A [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	16,147	15,585
A [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	34,815	32,584
BBB [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	5,278	5,241
BBB [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,936	2,242
BBB [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,291	1,174
BBB [Member] | Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	767	582
BBB [Member] | Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	328	259
BBB [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	956	984
BBB [Member] | Agricultural mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	242	77
BBB [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	16,220	15,825
BBB [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	21,740	21,143
BB [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	394	723
BB [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	228	168
BB [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	87	164
BB [Member] | Commercial mortgages [Member] | Multi-family residential [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	32	33
BB [Member] | Commercial mortgages [Member] | Industrial [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value		3
BB [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	47	355
BB [Member] | Agricultural mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value		106
BB [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,161	1,206
BB [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	1,555	2,035
B and lower [Member] | Commercial mortgages [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	42	28
B and lower [Member] | Commercial mortgages [Member] | Retail [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	2	1
B and lower [Member] | Commercial mortgages [Member] | Office [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	40	20
B and lower [Member] | Commercial mortgages [Member] | Other [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value		7
B and lower [Member] | Private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	2,618	2,250
B and lower [Member] | Commercial mortgages and private placements [Member]
Disclosure of credit quality and carrying value of commercial mortgages and private placements [line items]
Credit quality and carrying value	$ 2,660	$ 2,278